Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB FIXED INCOME SHARES INC
Entity Central Index Key	0000862021
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000172512
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Advisor Class
Trading Symbol	AEYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AEYXX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AEYXX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 23,198,652,542
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 19,129,387
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$23,198,652,542
# of Portfolio Holdings	87
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$19,129,387

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Material Fund Change Expenses [Text Block]

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000172513
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class 1
Trading Symbol	AGRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRXX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRXX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 23,198,652,542
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 19,129,387
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$23,198,652,542
# of Portfolio Holdings	87
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$19,129,387

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Material Fund Change Expenses [Text Block]

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000172514
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class A
Trading Symbol	AEAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AEAXX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AEAXX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 23,198,652,542
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 19,129,387
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$23,198,652,542
# of Portfolio Holdings	87
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$19,129,387

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Material Fund Change Expenses [Text Block]

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000032709
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class AB
Trading Symbol	MYMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/MYMXX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/MYMXX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AB	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 23,198,652,542
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 19,129,387
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$23,198,652,542
# of Portfolio Holdings	87
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$19,129,387

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Material Fund Change Expenses [Text Block]

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000172515
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class C
Trading Symbol	AECXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AECXX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AECXX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 23,198,652,542
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 19,129,387
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$23,198,652,542
# of Portfolio Holdings	87
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$19,129,387

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Material Fund Change Expenses [Text Block]

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000172516
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class I
Trading Symbol	AIEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIEXX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIEXX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 23,198,652,542
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 19,129,387
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$23,198,652,542
# of Portfolio Holdings	87
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$19,129,387

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Material Fund Change Expenses [Text Block]

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000172520
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Institutional Class
Trading Symbol	GMOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GMOXX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GMOXX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 23,198,652,542
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 19,129,387
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$23,198,652,542
# of Portfolio Holdings	87
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$19,129,387

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Material Fund Change Expenses [Text Block]

AllianceBernstein L.P., the Adviser, discontinued a contractual agreement to waive 0.05% of the Portfolio's management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the contractual management fee for the Portfolio is 0.20% of net assets.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.